Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. COMMITMENTS AND CONTINGENCIES

The Company has obligations related to commitments to purchase certain goods. As of December 30, 2016, such obligations were $153,813 for the rest of fiscal year 2017, $1,823 for fiscal year 2018 and $1,193 thereafter. These amounts represent open purchase orders for materials used in production.

Legal Contingencies - The Company is a defendant in a number of pending legal proceedings, some of which were inherited from its former parent, Tyco International Ltd. ("Tyco"), including certain product liability claims. Several lawsuits have been filed against the Company and the Company has also received other claim demand letters alleging that the Company's anti-microbial coated steel sprinkler pipe ("ABF"), which the Company has not manufactured or sold for several years, is incompatible with chlorinated polyvinyl chloride ("CPVC") and caused stress cracking in such pipe manufactured by third parties when installed together in the same sprinkler system, which we refer to collectively as the "Special Products Claims." After an analysis of claims experience, the Company reserved its best estimate of the probable and reasonably estimable losses related to these matters. The Company's product liability reserves related to Special Products Claims matters were $3,424 and $3,273 as of December 30, 2016 and September 30, 2016, respectively. The Company separately reserves for other product liability matters that do not involve Special Products Claims. The Company's other product liability reserves were $1,794 and $1,678 as of December 30, 2016 and September 30, 2016, respectively. As of December 30, 2016, the Company believes that the range of probable losses for Special Products Claims and other product liabilities is between $3,000 and $10,000.

At this time, the Company does not expect the outcome of the Special Products Claims proceedings, or any other proceeding, either individually or in the aggregate, to have a material adverse effect on its business, financial condition, results of operations or cash flows, and the Company believes that its reserves are adequate for all claims, including for Special Products Claims contingencies. However, it is possible that additional reserves could be required in the future that could have a material adverse effect on the Company's business, financial condition, results of operations or cash flows. This additional loss or range of losses cannot be recorded at this time, as it is not reasonably estimable.

In addition to the matters discussed above, from time to time, the Company is subject to a number of disputes, administrative proceedings and other claims arising out of the ordinary conduct of the Company's business. These matters generally relate to disputes arising out of the use or installation of the Company's products, product liability litigation, contract disputes, patent infringement accusations, employment matters and similar matters. On the basis of information currently available to the Company, it does not believe that existing proceedings and claims will have a material adverse effect on its business, financial condition, results of operations or cash flows. However, litigation is unpredictable, and the Company could incur judgments or enter into settlements for current or future claims that could adversely affect its business, financial condition, results of operations or cash flows. The Company also has legal liabilities related to non-product liability matters totaling $1,399 as of December 30, 2016.

COMMITMENTS AND CONTINGENCIES
The Company has obligations related to commitments to purchase certain goods. As of September 30, 2016, such obligations were $72,751 for fiscal 2017, $1,685 for fiscal 2018 and $1,175 thereafter. These amounts represent open purchase orders for materials used in production.
The Company leases certain facilities and equipment under operating leases. Total rental expense on all operating leases was $11,934, $11,721 and $12,659 in fiscal 2016, 2015, and 2014, respectively. At September 30, 2016, minimum future operating lease payments in excess of one year are presented in the table below as follows:

Minimum future operating lease payments:
2017	$8,659
2018	10,002
2019	6,873
2020	6,306
2021	5,368
2022 and thereafter	14,097
Total	$51,305

Legal Contingencies-The Company is a defendant in a number of pending legal proceedings, some of which were inherited from its former parent, Tyco International Ltd. ("Tyco"), including certain product liability claims. Several lawsuits have been filed against the Company and the Company has also received other claim demand letters alleging that the Company’s anti-microbial coated steel sprinkler pipe ("ABF"), which the Company has not manufactured or sold for several years, is incompatible with chlorinated polyvinyl chloride ("CPVC") and caused stress cracking in such pipe manufactured by third parties when installed together in the same sprinkler system, which we refer to collectively as the "Special Products Claims." After an analysis of claims experience, the Company reserved its best estimate of the probable and reasonably estimable losses related to these matters. The Company’s product liability reserve related to Special Products Claims matters were $3,273 and $2,783 as of September 30, 2016 and September 25, 2015, respectively. The Company separately reserves for other product liability matters that do not involve Special Products Claims. The Company’s other product liability reserves were $1,678 and $2,666 as of September 30, 2016 and September 25, 2015, respectively. The Company believes that the range of probable losses for Special Products Claims and other product liabilities is between $3,000 and $10,000.

On November 16, 2015, the Company was served with a Special Products Claim, Wind Condominium Association, Inc., et al. v. Allied Tube & Conduit Corporation, et al. (the "Wind Condominium Action"), a putative class action claim filed in the Southern District of Florida which defined a "National Class" and a "Florida Subclass" consisting of all condominium associations and building owners who had ABF and/or ABF II installed in combination with CPVC from January 1, 2003 through December 31, 2010 nationwide and in Florida, respectively. The plaintiffs sought to recover monetary damages for the replacement and repair of fire suppression systems and any damaged real property or personal property, as well as consequential and incidental damages. The Wind Condominium Action was dismissed voluntarily by plaintiffs on August 3, 2016. The named plaintiffs in the Wind Condominium Action are pursuing their claims individually or in state court. At this time, the Company does not expect the outcome of the Special Products Claims proceedings, or any other proceeding, either individually or in the aggregate, to have a material adverse effect on its business, financial condition, results of operations or cash flows, and the Company believes that its reserves are adequate for all claims, including for Special Products Claims contingencies. However, it is possible that additional reserves could be required in the future that could have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows. This additional loss or range of losses cannot be recorded at this time, as it is not reasonably estimable.
    In addition to the matters discussed above, from time to time, the Company is subject to a number of disputes, administrative proceedings and other claims arising out of the ordinary conduct of the Company’s business. These matters generally relate to disputes arising out of the use or installation of the Company’s products, product liability litigation, contract disputes, patent infringement accusations, employment matters and similar matters. On the basis of information currently available to the Company, it does not believe that existing proceedings and claims will have a material adverse effect on its business, financial condition, results of operations or cash flows. However, litigation is unpredictable, and the Company could incur judgments or enter into settlements for current or future claims that could adversely affect its business, financial condition, results of operations or cash flows. The Company also has legal liabilities related to non-product liability matters totaling $1,778 as of September 30, 2016.